Consolidated Statements of Equity - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Total Shareholders' Equity [Roll forward]
Beginning balance	$ 51,775	$ 66,070	$ 57,460
Net income/(loss) excluding redeemable noncontrolling interest	1,941	(10,242)	10,936
Other comprehensive income/(loss)	(72)	(903)	581
Dividends declared-common stock	(1,959)	(3,048)	(2,988)
Dividends declared-noncontrolling interest	(5)	(12)	(10)
Exercise of stock options, issuance of other stock awards, and other	69	7	91
Ending balance	$ 51,749	$ 51,775	$ 66,070
Dividends Declared, Per Share [Abstract]
Common stock dividends declared (in dollars per share)	$ 1.60	$ 2.50	$ 2.45
Noncontrolling interest dividends declared (in dollars per share)	$ 75.63	$ 174.76	$ 52.75
Cumulative Effect, Period of Adoption, Adjustment
Total Shareholders' Equity [Roll forward]
Beginning balance	$ (97)
Ending balance	0	$ (97)
Common Stock
Total Shareholders' Equity [Roll forward]
Beginning balance	12	12	$ 12
Ending balance	12	12	12
Additional Paid-in Capital
Total Shareholders' Equity [Roll forward]
Beginning balance	58,723	58,634	58,516
Dividends declared-common stock	(1,959)
Exercise of stock options, issuance of other stock awards, and other	64	89	118
Ending balance	56,828	58,723	58,634
Retained Earnings/(Deficit)
Total Shareholders' Equity [Roll forward]
Beginning balance	(4,853)	8,495	552
Net income/(loss) excluding redeemable noncontrolling interest	1,935	(10,192)	10,941
Dividends declared-common stock		(3,048)	(2,988)
Exercise of stock options, issuance of other stock awards, and other	(6)	(11)	(10)
Ending balance	(3,060)	(4,853)	8,495
Retained Earnings/(Deficit) | Cumulative Effect, Period of Adoption, Adjustment
Total Shareholders' Equity [Roll forward]
Beginning balance	(97)
Ending balance	(136)	(97)
Accumulated Other Comprehensive Income/(Losses)
Total Shareholders' Equity [Roll forward]
Beginning balance	(1,943)	(1,054)	(1,629)
Other comprehensive income/(loss)	(79)	(889)	575
Ending balance	(1,886)	(1,943)	(1,054)
Accumulated Other Comprehensive Income/(Losses) | Cumulative Effect, Period of Adoption, Adjustment
Total Shareholders' Equity [Roll forward]
Ending balance	136
Treasury Stock, at Cost
Total Shareholders' Equity [Roll forward]
Beginning balance	(282)	(224)	(207)
Exercise of stock options, issuance of other stock awards, and other	11	(58)	(17)
Ending balance	(271)	(282)	(224)
Noncontrolling Interest
Total Shareholders' Equity [Roll forward]
Beginning balance	118	207	216
Net income/(loss) excluding redeemable noncontrolling interest	6	(50)	(5)
Other comprehensive income/(loss)	7	(14)	6
Dividends declared-noncontrolling interest	(5)	(12)	(10)
Exercise of stock options, issuance of other stock awards, and other		(13)
Ending balance	$ 126	$ 118	$ 207